Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 213,032	₨ 239,897
Gross amounts of recognized financial liabilities set off in the statement of financial position	(9,878)	(10,106)
Net amounts of recognized other financial assets presented in the statement of financial position	203,154	229,791
Gross amounts of recognized trade payables and other payables	105,722	140,654
Financial liabilities Gross amounts of recognized financial liabilities set off in the statement of financial position	(9,878)	(10,106)
Net amounts of recognized trade payables and other financial liabilities presented in the statement of financial position	₨ 95,844	₨ 130,548